PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of September 30, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
150,000	Coach Inc.	2.0%	$8,403,000

	Building Materials
25,000	Simpson Manufacturing Co., Inc.	0.2%	$715,500

	Chemicals
250,000	Calgon Carbon Corp. θ	0.8%	$3,577,500

	Communications Equipment
240,000	QUALCOMM Inc.	3.5%	$14,997,600

	Data Storage
750,000	Brocade Communications Systems Inc. θ	1.0%	$4,436,250

	Electronic Components
1,200,000	Corning Inc.	3.7%	$15,780,000

	Financial Services
125,000	Capital One Financial Corp.		$7,126,250
1,075,000	Charles Schwab Corp.		13,749,250
700,000	First Horizon National Corp.		6,741,000
250,000	JPMorgan Chase & Co.		10,120,000
450,000	Wells Fargo & Co.		15,538,500
		12.5%	$53,275,000

	Food Products
125,000	PepsiCo Inc.	2.1%	$8,846,250

	Home Builders
500,000	DR Horton Inc.		$10,320,000
850,000	PulteGroup Inc. θ		13,175,000
240,000	Toll Brothers Inc. θ		7,975,200
		7.4%	$31,470,200

	Industrial Manufacturing
50,000	Teleflex Inc.	0.8%	$3,442,000

	Insurance
120,000	Cigna Corp.		$5,660,400
95,000	Verisk Analytics Inc. θ		4,522,950
		2.4%	$10,183,350

	Internet
17,000	Google Inc. θ	3.0%	$12,826,500

	Machinery
65,000	Deere & Co.	1.3%	$5,361,850

	Media
200,000	Scripps Networks Interactive Inc.	2.9%	$12,246,000

	Medical Equipment
75,000	Thermo Fisher Scientific Inc.	1.0%	$4,412,250

	Networking Products
750,000	Cisco Systems Inc.		$14,317,500
925,000	Riverbed Technology Inc. θ		21,524,750
		8.4%	$35,842,250

	Oil & Gas
690,000	W&T Offshore Inc.	3.0%	$12,958,200

	Pharmaceuticals
90,000	Gilead Sciences Inc. θ		$5,969,700
100,000	Novartis AG (ADR)		6,126,000
		2.8%	$12,095,700

	Professional Services
400,000	Insperity Inc.	2.4%	$10,092,000

	Retail
350,000	Lowe's Cos., Inc.		$10,584,000
185,000	Target Corp.		11,741,950
		5.2%	$22,325,950

	Semiconductor Capital Equipment
1,750,000	Applied Materials Inc.	4.6%	$19,538,750

	Semiconductors
125,000	EZchip Semiconductor Ltd. θ, λ		$3,823,750
575,000	Intel Corp.		13,041,000
		4.0%	$16,864,750

	Software
400,000	Adobe Systems Inc. θ		$12,984,000
75,000	Autodesk Inc. θ		2,502,750
125,000	Microsoft Corp.		3,722,500
		4.5%	$19,209,250

	Telecommunications Equipment
1,450,000	Ciena Corp. θ, λ		$19,720,000
1,325,000	Finisar Corp. θ		18,947,500
1,500,000	Harmonic Inc. θ		6,810,000
5,000	Motorola Solutions Inc.		252,750
		10.7%	$45,730,250

	Transportation
175,000	C.H. Robinson Inc.	2.4%	$10,246,250

	Total investment in equities
	(cost $348,966,582)	92.6%	$394,876,600

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit α
100,000	Albina Community Bank 0.40%, matures 01/24/2013		$98,722
100,000	Carver Federal Savings Bank 0.69%, matures 02/18/2013		98,444
100,000	Community Bank of the Bay 0.40%, matures 07/15/13		96,833
100,000	Eastern Bank 0.10%, matures 01/29/2013		98,656
100,000	Latino Community Credit Union 0.80%, matures 02/20/2013		98,426
100,000	Metro Bank 0.30%, matures 05/10/2013		97,556
100,000	Opportunities Credit Union 0.20%, matures 04/25/2013		97,710
100,000	Self-Help Credit Union 1.05%, matures 01/14/2013		98,830
100,000	Southern Bancorp Bank 0.50%, matures 01/12/2013		98,853
		0.2%	$884,030

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 04/15/2013		193,458
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2013		195,518
100,000	Vermont Community Loan Fund 1.00%, matures 10/15/2012		99,685
		0.1%	$488,661

	Time Deposits
34,015,044	BBH Cash Management Service
	Citibank, London
	0.03%, due 10/01/2012	8.0%	$34,015,044

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
14,099,885	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.03%	3.3%	$14,099,885

	Total short-term securities
	(cost $49,487,620)	11.6%	$49,487,620

	Total securities
	(cost $398,454,202)	104.2%	$444,364,220

	Payable upon return of securities loaned	-3.3%	$(14,099,885)

	Other assets and liabilities - net	-0.9%	$(3,969,118)

	Total net assets	100.0%	$426,295,217

	θ This security is non-income producing.

	α Market value adjustments have been applied to these securities to reflect early withdrawal.

	λ This security, or partial position of this security, was on loan at September 30, 2012.

	The total value of the securities on loan at September 30, 2012 was $13,813,629.

The portfolio of investments as of September 30, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$350,139,101
Unrealized appreciation	$62,940,960
Unrealized depreciation	(18,203,461)

Net unrealized appreciation	$44,737,499

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$74,445,150	$-	$-	$74,445,150
Consumer Staples	8,846,250	-	-	8,846,250
Energy	12,958,200	-	-	12,958,200
Financials	53,275,000	-	-	53,275,000
Health Care	25,610,350	-	-	25,610,350
Industrials	30,938,550	-	-	30,938,550
Information Technology	185,225,600	-	-	185,225,600
Materials	3,577,500	-	-	3,577,500
Short-Term Investments	48,114,929	-	1,372,691	49,487,620
Total	$442,991,529	$-	$1,372,691	$444,364,220

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2012:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2011	$1,378,825
Discounts/premiums amortization	(6,134)
Purchases	-
Sales	-
Balance as of September 30, 2012	$1,372,691

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range
	September 30, 2012	Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$884,030	Liquidity Discount	Discount for Lack of Marketability	0% - 4% (4%)

Community Development Loans	$488,661	Liquidity Discount	Discount for Lack of Marketability	0% - 6% (3%)
			Probability of Default	0% - 6% (3%)

The significant unobservable inputs used in fair value measurement of the Fund's Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund's Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund's when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID-CAP FUND

Portfolio of Investments as of September 30, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
35,000	Coach Inc.	1.8%	$1,960,700

	Chemicals
45,000	Compass Minerals International Inc.	3.2%	$3,356,550

	Consulting Services
11,100	Teradata Corp. θ	0.8%	$837,051

	Data Processing
55,000	Equifax Inc.		$2,561,900
28,500	Fiserv Inc. θ		2,109,855
70,000	Paychex Inc.		2,330,300
		6.6%	$7,002,055

	Financial Services
16,500	Capital One Financial Corp.		$940,665
207,500	Charles Schwab Corp.		2,653,925
283,000	First Horizon National Corp.		2,725,290
121,000	SEI Investments Co.		2,595,450
		8.4%	$8,915,330

	Food Products
28,500	McCormick & Co.		$1,768,140
117,500	Sysco Corp.		3,674,225
		5.1%	$5,442,365

	Health Care Products
70,000	DENTSPLY International Inc.	2.5%	$2,669,800

	Industrial Manufacturing
41,400	Pentair Inc. λ		$1,842,714
60,000	Teleflex Inc.		4,130,400
		5.6%	$5,973,114

	Insurance
35,000	Verisk Analytics Inc. θ	1.6%	$1,666,350

	Media
36,000	Scripps Networks Interactive Inc.	2.1%	$2,204,280

	Medical Equipment
79,000	Patterson Companies Inc.	2.5%	$2,704,960

	Natural Gas
25,700	Energen Corp.		$1,346,937
100,000	MDU Resources Group Inc.		2,204,000
79,000	Spectra Energy Corp.		2,319,440
		5.5%	$5,870,377

	Oil & Gas
17,460	Concho Resources Inc. θ		$1,654,335
53,600	Noble Corp.		1,917,808
57,500	Ultra Petroleum Corp. θ, λ		1,263,850
		4.5%	$4,835,993

	Pharmaceuticals
56,000	Valeant Pharmaceuticals International Inc. θ	2.9%	$3,095,120

	Professional Services
106,000	Insperity Inc.		$2,674,380
107,500	Iron Mountain Inc.		3,666,825
		6.0%	$6,341,205

	Retail
20,950	Nordstrom Inc.	1.1%	$1,156,021

	Semiconductor Capital Equipment
287,500	Applied Materials Inc.	3.0%	$3,209,938

	Services
21,000	Ecolab Inc.	1.3%	$1,361,010

	Software
50,000	Adobe Systems Inc. θ		$1,623,000
57,500	Check Point Software Technologies Ltd. θ		2,769,200
77,000	Synopsys Inc. θ		2,542,540
45,000	VeriSign Inc. θ, λ		2,191,050
		8.6%	$9,125,790

	Telecommunications Equipment
65,000	Motorola Solutions Inc.	3.1%	$3,285,750

	Telecommunications Provider
157,500	Shaw Communications Inc. λ	3.0%	$3,228,750

	Transportation
55,485	C.H. Robinson Inc.	3.1%	$3,248,647

	Utility & Power Distribution
76,000	AGL Resources Inc.		$3,109,160
210,000	Questar Corp.		4,269,300
		6.9%	$7,378,460

	Waste Management
120,000	Waste Management Inc.	3.6%	$3,849,600

	Total investment in equities
	(cost $89,250,498)	92.8%	$98,719,216

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
10,240,212	BBH Cash Management Service
	Citibank, London 0.03%, due 10/01/2012	9.6%	$10,240,212

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
5,444,236	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.03%	5.1%	$5,444,236

	Total short-term securities
	(cost $15,684,448)	14.7%	$15,684,448

	Total securities
	(cost $104,934,946)	107.5%	$114,403,664

	Payable upon return of securities loaned	-5.1%	$(5,444,236)

	Other assets and liabilities - net	-2.4%	$(2,561,903)

	Total net assets	100.0%	$106,397,525

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at September 30, 2012.

	The total value of the securities on loan at September 30, 2012 was $5,312,782.

The portfolio of investments as of September 30, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant

Income Taxes:
At September 30, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid-Cap Fund

Cost of long-term investments	$89,281,521
Unrealized appreciation	$10,676,607
Unrealized depreciation	(1,238,912)

Net unrealized appreciation	$9,437,695

The Parnassus Mid-Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$8,549,751	$-	$-	$8,549,751
Consumer Staples	5,442,365	-	-	5,442,365
Energy	8,502,370	-	-	8,502,370
Financials	8,915,330	-	-	8,915,330
Health Care	12,600,280	-	-	12,600,280
Industrials	19,510,416	-	-	19,510,416
Information Technology	20,898,684	-	-	20,898,684
Materials	4,717,560	-	-	4,717,560
Utilities	9,582,460	-	-	9,582,460
Short-Term Investments	15,684,448	-	-	15,684,448
Total	$114,403,664	$-	$-	$114,403,664

PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of September 30, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
400,000	Hanesbrands Inc. θ	1.9%	$12,752,000

	Auto Parts
540,000	Gentex Corp.	1.4%	$9,185,400

	Biotechnology
100,000	Bio-Rad Laboratories Inc. θ		$10,672,000
1,735,000	InterMune Inc. θ, λ		15,562,950
75,000	Salix Pharmaceuticals Ltd. θ		3,175,500
		4.4%	$29,410,450

	Building Materials
190,000	Simpson Manufacturing Co., Inc.	0.8%	$5,437,800

	Chemicals
1,275,000	Calgon Carbon Corp. θ		$18,245,250
185,000	Compass Minerals International Inc.		13,799,150
		4.8%	$32,044,400

	Data Storage
1,750,000	Brocade Communications Systems Inc. θ	1.5%	$10,351,250

	Financial Services
1,350,000	Artio Global Investors Inc. λ		$4,023,000
1,350,000	First American Financial Corp.		29,254,500
3,000,000	First Horizon National Corp.		28,890,000
850,000	Pinnacle Financial Partners Inc. θ		16,422,000
		11.7%	$78,589,500

	Health Care Products
125,000	Sirona Dental Systems Inc. θ	1.1%	$7,120,000

	Health Care Services
1,150,000	VCA Antech Inc. θ	3.4%	$22,689,500

	Home Builders
1,525,000	PulteGroup Inc. θ		$23,637,500
375,000	Toll Brothers Inc. θ		12,461,250
		5.4%	$36,098,750

	Industrial Manufacturing
200,000	Teleflex Inc.	2.1%	$13,768,000

	Natural Gas
175,000	Energen Corp.	1.4%	$9,171,750

	Networking Products
1,300,000	Riverbed Technology Inc. θ	4.5%	$30,251,000

	Oil & Gas
475,000	Energy XXI (Bermuda) Ltd.		$16,601,250
1,300,000	W&T Offshore Inc.		24,414,000
		6.1%	$41,015,250

	Pharmaceuticals
200,000	Furiex Pharmaceuticals Inc. θ	0.6%	$3,816,000

	Professional Services
870,000	Insperity Inc.		$21,950,100
180,000	Iron Mountain Inc.		6,139,800
		4.2%	$28,089,900

	Semiconductors
600,000	EZchip Semiconductor Ltd. θ, λ		$18,354,000
3,200,000	PMC-Sierra Inc. θ		18,048,000
		5.4%	$36,402,000

	Services
550,000	Arbitron Inc.	3.1%	$20,845,000

	Software
1,375,000	Checkpoint Systems Inc. θ		$11,385,000
1,300,000	ClickSoftware Technologies Ltd. (ADR)		10,010,000
680,000	Mentor Graphics Corp. θ		10,526,400
190,000	VeriSign Inc. θ		9,251,100
		6.1%	$41,172,500

	Telecommunications Equipment
2,040,000	Ceragon Networks Ltd. θ, λ		$11,628,000
1,925,000	Ciena Corp. θ		26,180,000
1,000,000	DragonWave Inc. θ, λ		2,240,000
2,050,000	Finisar Corp. θ		29,315,000
4,875,000	Harmonic Inc. θ		22,132,500
		13.6%	$91,495,500

	Utility & Power Distribution
275,000	AGL Resources Inc.		$11,250,250
1,025,000	Questar Corp.		20,838,250
		4.7%	$32,088,500

	Total investment in equities
	(cost $577,379,057)	88.2%	$591,794,450

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
75,531,868	BBH Cash Management Service
	Bank of NY Mellon, Grand Cayman 0.03%, due 10/01/2012	11.3%	$75,531,868

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
37,438,980	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.03%	5.5%	$37,438,980

	Total short-term securities
	(cost $112,970,848)	16.8%	$112,970,848

	Total securities
	(cost $690,349,905)	105.0%	$704,765,298

	Payable upon return of securities loaned	-5.5%	$(37,438,980)

	Other assets and liabilities - net	0.5%	$3,431,645

	Total net assets	100.0%	$670,757,963

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at September 30, 2012.

	The total value of the securities on loan at September 30, 2012 was $36,572,434.

The portfolio of investments as of September 30, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2012, the net unrealized appreciation (depreciation) based on thecost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$577,412,337
Unrealized appreciation	$83,041,954
Unrealized depreciation	(68,659,841)

Net unrealized appreciation	$14,382,113

The Parnassus Small-Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$78,881,150	$-	$-	$78,881,150
Energy	50,187,000	-	-	50,187,000
Financials	78,589,500	-	-	78,589,500
Health Care	76,803,950	-	-	76,803,950
Industrials	33,527,700	-	-	33,527,700
Information Technology	209,672,250	-	-	209,672,250
Materials	32,044,400	-	-	32,044,400
Utilities	32,088,500	-	-	32,088,500
Short-Term Investments	112,970,848	-	-	112,970,848
Total	$704,765,298	$-	$-	$704,765,298

PARNASSUS WORKPLACE FUND

Portfolio of Investments as of September 30, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
50,000	Bio-Rad Laboratories Inc. θ	2.0%	$5,336,000

	Building Materials
206,300	Simpson Manufacturing Co., Inc.	2.2%	$5,904,306

	Communications Equipment
150,000	QUALCOMM Inc.	3.6%	$9,373,500

	Consulting Services
50,000	Accenture PLC	1.3%	$3,501,500

	Cosmetics & Personal Care
120,000	Procter & Gamble Co.	3.2%	$8,323,200

	Data Storage
475,000	Brocade Communications Systems Inc. θ	1.1%	$2,809,625

	Electronic Components
900,000	Corning Inc.	4.5%	$11,835,000

	Financial Services
125,000	Capital One Financial Corp.		$7,126,250
750,000	Charles Schwab Corp.		9,592,500
1,200,000	First Horizon National Corp.		11,556,000
325,000	Wells Fargo & Co.		11,222,250
		15.1%	$39,497,000

	Food Products
100,000	PepsiCo Inc.	2.7%	$7,077,000

	Industrial Manufacturing
17,500	3M Co.	0.6%	$1,617,350

	Insurance
145,000	Cigna Corp.	2.6%	$6,839,650

	Internet
40,000	eBay Inc. θ		$1,936,400
9,000	Google Inc. θ		6,790,500
		3.3%	$8,726,900

	Machinery
85,000	Deere & Co.	2.7%	$7,011,650

	Media
90,000	Scripps Networks Interactive Inc.	2.1%	$5,510,700

	Natural Gas
70,000	MDU Resources Group Inc.	0.6%	$1,542,800

	Networking Products
400,000	Cisco Systems Inc.		$7,636,000
575,000	Riverbed Technology Inc. θ		13,380,250
		8.0%	$21,016,250

	Pharmaceuticals
55,000	Gilead Sciences Inc. θ		$3,648,150
125,000	Novartis AG (ADR)		7,657,500
		4.3%	$11,305,650

	Professional Services
200,000	Insperity Inc.	1.9%	$5,046,000

	Retail
20,000	Costco Wholesale Corp.		$2,002,500
190,000	Lowe's Cos., Inc.		5,745,600
150,000	Target Corp.		9,520,500
		6.6%	$17,268,600

	Semiconductor Capital Equipment
1,100,000	Applied Materials Inc.	4.7%	$12,281,500

	Semiconductors
500,000	Intel Corp.	4.3%	$11,340,000

	Software
250,000	Adobe Systems Inc. θ		$8,115,000
100,000	Autodesk Inc. θ		3,337,000
125,000	Microsoft Corp.		3,722,500
		5.8%	$15,174,500

	Transportation
150,000	C.H. Robinson Inc.	3.3%	$8,782,500

	Total investment in equities
	(cost $204,052,553)	86.5%	$227,121,181

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
37,123,672	BBH Cash Management Service
	Citibank, London 0.03%, due 10/01/2012	14.1%	$37,123,672

	Total short-term securities
	(cost $37,123,672)	14.1%	$37,123,672

	Total securities
	(cost $241,176,225)	100.6%	$264,244,853

	Other assets and liabilities - net	-0.6%	$(1,756,388)

	Total net assets	100.0%	$262,488,465

	θ This security is non-income producing.

The portfolio of investments as of September 30, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$204,117,810
Unrealized appreciation	$27,320,219
Unrealized depreciation	(4,316,848)

Net unrealized appreciation	$23,003,371

The Parnassus Workplace Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$20,776,800	$-	$-	$20,776,800
Consumer Staples	17,402,700	-	-	17,402,700
Financials	39,497,000	-	-	39,497,000
Health Care	23,481,300	-	-	23,481,300
Industrials	28,361,806	-	-	28,361,806
Information Technology	96,058,775	-	-	96,058,775
Utilities	1,542,800	-	-	1,542,800
Short-Term Investments	37,123,672	-	-	37,123,672
Total	$264,244,853	$-	$-	$264,244,853

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 8, 2012